Borrowed Funds (Tables)	12 Months Ended
Dec. 31, 2020
Borrowed Funds
Schedule of Long-Term Advances
	2020	2019
Long-Term Advances(1)
FHLBB term advance, 0.00%, due January 07, 2021	$150,000	$0
FHLBB term advance, 0.00%, due February 26, 2021	350,000	350,000
FHLBB term advance, 0.00%, due November 22, 2021	1,000,000	1,000,000
FHLBB term advance, 0.00%, due September 22, 2023	200,000	200,000
FHLBB term advance, 0.00%, due November 12, 2025	300,000	300,000
FHLBB term advance, 0.00%, due November 13, 2028	800,000	800,000
	$2,800,000	$2,650,000